SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2017
Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of capital stock

Share class	Number of shares authorized for issue	Features		Voting rights
Preferred shares	400,000,000	●	Without par value	●	None
		●	Issuable in series, with rights and terms of each series to be fixed by the Board prior to the issue of any series
RCI Class A Voting Shares	112,474,388	●	Without par value	●	Each share entitled to 50 votes
		●	Each share can be converted into one Class B Non-Voting share
RCI Class B Non-Voting Shares	1,400,000,000	●	Without par value	●	None

Disclosure of dividends
We declared and paid the following dividends on our outstanding Class A Shares and Class B Non-Voting Shares:

		Dividend per
Date declared	Date paid	share (dollars)

January 26, 2017	April 3, 2017	0.48
April 18, 2017	July 4, 2017	0.48
August 17, 2017	October 3, 2017	0.48
October 19, 2017	January 2, 2018	0.48
		1.92

January 27, 2016	April 1, 2016	0.48
April 18, 2016	July 4, 2016	0.48
August 11, 2016	October 3, 2016	0.48
October 20, 2016	January 3, 2017	0.48
		1.92